Property, plant and equipment - Category of property, plant and equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Jan. 01, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, net	$ 1,025	$ 444	$ 436	$ 436
Facilities
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, net	0	0	0	0
Office equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, net	544	444	436	$ 436
Construction in Progress
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, net	481	0
Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, net	2,197	2,089	1,931
Gross carrying amount | Facilities
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, net	346	346	346
Gross carrying amount | Office equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, net	1,370	1,743	1,585
Gross carrying amount | Construction in Progress
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, net	481
Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, net	(1,172)	(1,645)	(1,496)
Accumulated depreciation | Facilities
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, net	(346)	(346)	(346)
Accumulated depreciation | Office equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, net	(826)	$ (1,299)	$ (1,150)
Accumulated depreciation | Construction in Progress
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, net	$ 0